Debt and Capital Structure - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) $ / bbl	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	4.50%	4.50%	4.70%	4.70%
Outstanding letters of credit	$ 355		$ 364
Short-Term Borrowings	$ 173		179
Proportion of ownership interest in joint operation	100.00%
Maximum debt to capitalization ratio	65.00%	65.00%
Target net debt to adjusted EBITDA ratio	1.0
Target net debt	$ 4,000
Average crude oil price | $ / bbl	45.00
WRB Refining LP
Disclosure of detailed information about borrowings [line items]
Short-Term Borrowings	$ 173		179
Proportion of ownership interest in joint operation	50.00%
Undrawn borrowing facilities		$ 240
WRB Refining LP | Cenovus Energy Inc
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 173	120	179	$ 135
Uncommitted Demand Facilities
Disclosure of detailed information about borrowings [line items]
Short-Term Borrowings	0		0
Committed Credit Facilities, Maturing August 18, 2025
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity	2,200
Committed Credit Facilities, Maturing August 18, 2026
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity	3,300
Committed Credit Facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	0		0
U.S. Dollar Denominated Unsecured Notes | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal				1,000
Maximum
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity	1,700		$ 1,700
Maximum | WRB Refining LP
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity		$ 450		$ 450
Maximum | Top of range
Disclosure of detailed information about borrowings [line items]
Amount of undrawn facilities for general purposes	$ 1,400